Change In Self Insurance Reserve (Detail) - USD ($) $ in Millions		12 Months Ended
		Feb. 25, 2017	Feb. 27, 2016
Statutory Reserve [Line Items]
Beginning balance		$ 1,320.8	$ 1,445.3
Expense		281.7	293.7
Claim payments		(279.6)	(268.0)
Other reductions	[1]	(58.0)	(150.2)
Ending balance		1,264.9	1,320.8
Less current portion		(293.3)	(308.7)
Long-term portion		$ 971.6	$ 1,012.1

[1]	Primarily reflects the systematic adjustments to the fair value of assumed self-insurance liabilities from acquisitions and actuarial adjustments for claims experience.